Investments - Rollforward of Allowance for Debt Securities Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 9	$ 14
Additions for which credit loss was not previously recorded	54	2
Changes for securities with previously recorded credit loss	(18)	9
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(5)	(16)
Securities intended/required to be sold before recovery of amortized cost basis	(17)	0
Ending balance	23	9
Accrued interest receivable on debt securities	$ 407	$ 381
Debt Securities Available for Sale Accrued Interest After Allowance for Credit Loss Statement of Financial Position Extensible List Not Disclosed Flag	Accrued interest receivable	Accrued interest receivable
U.S. government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0	$ 0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Ending balance	0	0
Other government securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Additions for which credit loss was not previously recorded	6	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(4)	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Ending balance	2	0
Public utilities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Additions for which credit loss was not previously recorded	1	0
Changes for securities with previously recorded credit loss	(1)	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Ending balance	0	0
Corporate securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Additions for which credit loss was not previously recorded	43	0
Changes for securities with previously recorded credit loss	(10)	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	(1)	0
Securities intended/required to be sold before recovery of amortized cost basis	(17)	0
Ending balance	15	0
Residential mortgage-backed
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	2	0
Additions for which credit loss was not previously recorded	4	2
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Ending balance	6	2
Commercial mortgage-backed
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	0	0
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	0
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Ending balance	0	0
Other asset-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	7	14
Additions for which credit loss was not previously recorded	0	0
Changes for securities with previously recorded credit loss	(7)	9
Additions for purchases of PCD debt securities	0	0
Reductions from charge-offs	0	0
Reductions for securities disposed	0	(16)
Securities intended/required to be sold before recovery of amortized cost basis	0	0
Ending balance	$ 0	$ 7